Significant Accounting Policies - Revenue Recognition for Major Categories of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Amount of revenue deferred and recognized over the shipping period	$ 0
Services.
Disaggregation of Revenue [Line Items]
Deferred income	3,460	$ 3,604
Contract assets	430	376
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 723	$ 650
Services. | Minimum
Disaggregation of Revenue [Line Items]
Contract term, high end of range	10 years
Services. | Maximum
Disaggregation of Revenue [Line Items]
Contract term, low end of range	1 year
Open Source Software
Disaggregation of Revenue [Line Items]
Standalone selling price	$ 0
Allocation of consideration to open source software license	0
Revenue recognized when control is transferred to client	$ 0